Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventory	Inventory consists of the following (in USD thousands):

	December 31,
	2025	2024
Raw materials	$5,543	$5,526
Work in progress	2,047	1,321
Finished goods	204	105
Provision	(1,443)	(1,084)
Total	$6,351	$5,868

Summary of Inventory Provision Movement
Inventory provision movement for the years ended December 31, 2025 and 2024, respectively are as follows (in USD thousands):

	2025	2024
As of January 1	$(1,084)	$(2,134)
Increase	(554)	(284)
Write-off	354	1,241
Currency translation adjustment	(159)	93
As of December 31	$(1,443)	$(1,084)